INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Benefit	Income tax benefit consists of the following:

Years Ended December 31,
	2012	2011
Current	$—	$—
Deferred	—	—

Income tax benefit	$—	$—

Schedule of Reconciliation of Income Tax Benefit

A reconciliation of the differences is as follows:

	Years Ended December 31,
	2012	2011
Tax benefit at statutory federal rate	$(588,787)	$(542,338)
Tax-free income	(18,685)	(5,130)
Disallowed interest expense	1,711	562
State income tax benefit	(65,861)	(59,153)
Valuation allowance	662,175	597,497
Other items, net	9,447	8,562

Income tax benefit	$—	$—

Net Deferred Tax Asset and Liabilities

The components of the net deferred tax asset, included in other assets, are as follows:

	Years Ended December 31,
	2012	2011
Deferred tax assets:
Loan loss reserves	$1,078,736	$1,058,955
Reserve for other real estate	495,163	494,783
Income tax loss carryover	2,644,960	2,045,540
Other	9,130	6,252

	4,227,989	3,605,530

Deferred tax liabilities:
Depreciation	166,103	205,819

Valuation allowance	(4,061,886)	(3,399,711)

Net deferred tax assets	$—	$—